Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances	€ 6,771	€ 6,783	€ 6,770
Royalty certificates	12,229	3,287	0
Royalty certificates, undiscounted cash flows	0	0
Lease liabilities	540	1,384	214	€ 400
Gross lease liabilities	575	1,403	220
Derivative financial liabilities	2,579	566	9,932	5,196
Derivative financial liabilities, undiscounted cash flows	2,579	566	9,932
Total financial liabilities	77,045	49,797	61,585
Financial liabilities, undiscounted cash flows	81,500	59,053	80,098
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0
Gross lease liabilities	406	558	175
Derivative financial liabilities, undiscounted cash flows	2,579	142	0
Financial liabilities, undiscounted cash flows	20,747	16,223	14,743
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0
Gross lease liabilities	162	557	14
Derivative financial liabilities, undiscounted cash flows	0	0	0
Financial liabilities, undiscounted cash flows	15,192	9,905	13,179
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0
Gross lease liabilities	7	289	31
Derivative financial liabilities, undiscounted cash flows	0	424	5,929
Financial liabilities, undiscounted cash flows	45,561	32,925	48,173
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0
Gross lease liabilities	0	0	0
Derivative financial liabilities, undiscounted cash flows	0	0	4,003
Financial liabilities, undiscounted cash flows	0	0	4,003
Kreos 1 & 2 bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings		12,982	21,110
Borrowings, undiscounted cash flows		14,098	25,960
Kreos 1 & 2 bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		9,034	11,862
Kreos 1 & 2 bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		5,065	9,034
Kreos 1 & 2 bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	5,065
Kreos 1 & 2 bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
Oceane conversion option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		19,957	18,816
Convertible loans notes, undiscounted cash flows		31,000	31,750
Derivative financial liabilities	0	142	5,929	0
Oceane conversion option | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		1,500	1,500
Oceane conversion option | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		1,500	1,500
Oceane conversion option | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		28,000	28,750
Oceane conversion option | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes	29,605
Convertible loans notes, undiscounted cash flows	36,750
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	10,522
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	9,997
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	16,231
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	0
Kreos / Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes	21,643
Convertible loans notes, undiscounted cash flows	30,903
Derivative financial liabilities	2,579	0	0	€ 0
Kreos / Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	2,250
Kreos / Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	2,250
Kreos / Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	26,403
Kreos / Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,678	4,838	4,742
Borrowings, undiscounted cash flows	3,880	5,173	5,227
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,293	1,293	54
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,293	1,293	1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,293	2,586	3,880
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0	0
BPI
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances	6,771	6,783	6,770
Conditional advances, undiscounted cash flows	6,813	6,813	7,008
BPI | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows	3,697	3,697	1,152
BPI | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows	1,490	1,490	1,338
BPI | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows	1,626	1,626	4,518
BPI | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows	€ 0	€ 0	€ 0